Note 8 - Income Taxes (Details) - Deferred Tax Assets and Liabilities (USD $)	Dec. 31, 2012	Dec. 31, 2011
Deferred tax assets:
Net operating loss carryforward	$ 24,429,472	$ 24,872,082
Research and development tax credit carryforward	764,000	763,690
Stock-based compensation expense	2,097,194	1,991,769
Total deferred tax assets	27,290,631	27,627,541
Deferred tax liabilities
Depreciation	(16,125)	(36,311)
Total deferred tax liabilities	(16,125)	(36,311)
Net deferred tax assets	27,274,506	27,591,230
Valuation allowance	$ (27,274,506)	$ (27,591,230)